Net borrowings - Schedule of borrowings (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	$ 22			$ 21	$ 45
Commercial paper	0			479
Bank and other loans	83			76
Credit support obligations	0			14
Fair value adjustment to borrowings	(8)			(15)
Borrowings due within one year	2,928			2,885
Bank and other loans	318			344
Fair value adjustment to borrowings	(197)			(353)
Borrowings due after one year	20,820			18,616
Total borrowings before leases and derivative financial instruments	23,748			21,501
Fair value of cross currency interest rate swaps	(559)			(323)
Fair value of foreign currency swaps and forwards	2			(11)
Fair value of interest rate hedging instruments	210			376
Lease liabilities	653			604
Gross borrowings	24,054			22,147
Less: Cash and cash equivalents	(2,200)			(1,130)	(1,813)
Net borrowings	$ 21,854			$ 21,017	$ 19,582
Interest rate	4.10%	4.10%	4.10%	4.30%	3.90%
Proportion of ownership interest in subsidiary	100.00%
Unamortised finance costs	$ 103			$ 95
Diageo Investment Corporation
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
Diageo Capital Plc
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
$600 million 2.125% bonds due 2024(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			600
Notional amounts	$ 600
Interest rate	2.125%	2.125%	2.125%
€500 million 1.750% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			535
Notional amounts | €		€ 500
Interest rate	1.75%	1.75%	1.75%
€600 million 1.000% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			641
Notional amounts | €		€ 600
Interest rate	1.00%	1.00%	1.00%
€500 million 3.500% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			534
Notional amounts | €		€ 500
Interest rate	3.50%	3.50%	3.50%
$500 million 5.200% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 500			0
Borrowings due after one year	0			499
Notional amounts	$ 500
Interest rate	5.20%	5.20%	5.20%
$750 million 1.375% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 750			0
Borrowings due after one year	0			749
Notional amounts	$ 750
Interest rate	1.375%	1.375%	1.375%
€850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 995			0
Borrowings due after one year	$ 0			908
Notional amounts | €		€ 850
Interest rate	2.375%	2.375%	2.375%
€500 million floating bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 586			0
Borrowings due after one year	0			535
Notional amounts | €		€ 500
£500 million 1.750% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 683			630
Notional amounts | £			£ 500
Interest rate	1.75%	1.75%	1.75%
$800 million 5.375% bonds due 2026(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 799			797
Notional amounts	$ 800
Interest rate	5.375%	5.375%	5.375%
€750 million 1.875% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 878			800
Notional amounts | €		€ 750
Interest rate	1.875%	1.875%	1.875%
€500 million 1.500% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 586			534
Notional amounts | €		€ 500
Interest rate	1.50%	1.50%	1.50%
$750 million 5.300% bonds due 2027(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 749			748
Notional amounts	$ 750
Interest rate	5.30%	5.30%	5.30%
$500 million 3.875% bonds due 2028(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 499			498
Notional amounts	$ 500
Interest rate	3.875%	3.875%	3.875%
£300 million 2.375% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 409			377
Notional amounts | £			£ 300
Interest rate	2.375%	2.375%	2.375%
€700 million 0.125% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 818			746
Notional amounts | €		€ 700
Interest rate	0.125%	0.125%	0.125%
£300 million 2.875% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 410			377
Notional amounts | £			£ 300
Interest rate	2.875%	2.875%	2.875%
€750 million 1.500% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 878			801
Notional amounts | €		€ 750
Interest rate	1.50%	1.50%	1.50%
$1,000 million 2.375% bonds due 2029(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 994			993
Notional amounts	$ 1,000
Interest rate	2.375%	2.375%	2.375%
$1,000 million 2.000% bonds due 2030(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 996			995
Notional amounts	$ 1,000
Interest rate	2.00%	2.00%	2.00%
$750 million 5.125% bonds due 2030(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 748			0
Notional amounts	$ 750
Interest rate	5.125%	5.125%	5.125%
€700 million 3.125% bonds due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 821			0
Notional amounts | €		€ 700
Interest rate	3.125%	3.125%	3.125%
€300 million 3.125% bonds due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 353			0
Notional amounts | €		€ 300
Interest rate	3.125%	3.125%	3.125%
€1,000 million 2.500% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 1,168			1,066
Notional amounts | €		€ 1,000
Interest rate	2.50%	2.50%	2.50%
$750 million 2.125% bonds due 2032(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 745			744
Notional amounts	$ 750
Interest rate	2.125%	2.125%	2.125%
£400 million 1.250% bonds due 2033
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 543			500
Notional amounts | £			£ 400
Interest rate	1.25%	1.25%	1.25%
$750 million 5.500% bonds due 2033(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 745			744
Notional amounts	$ 750
Interest rate	5.50%	5.50%	5.50%
$900 million 5.625% bonds due 2033(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 895			894
Notional amounts	$ 900
Interest rate	5.625%	5.625%	5.625%
€900 million 1.875% bonds due 2034
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 1,049			957
Notional amounts | €		€ 900
Interest rate	1.875%	1.875%	1.875%
$400 million 7.450% bonds due 2035(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 400			400
Notional amounts	$ 400
Interest rate	7.45%	7.45%	7.45%
€700 million 3.375% bonds due 2035
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 814			0
Notional amounts | €		€ 700
Interest rate	3.375%	3.375%	3.375%
$750 million 5.625% bonds due 2035(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 743			0
Notional amounts	$ 750
Interest rate	5.625%	5.625%	5.625%
$600 million 5.875% bonds due 2036(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 595			594
Notional amounts	$ 600
Interest rate	5.875%	5.875%	5.875%
£600 million 2.750% bonds due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 816			752
Notional amounts | £			£ 600
Interest rate	2.75%	2.75%	2.75%
$500 million 4.250% bonds due 2042(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 495			495
Notional amounts	$ 500
Interest rate	4.25%	4.25%	4.25%
$500 million 3.875% bonds due 2043(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 492			492
Notional amounts	$ 500
Interest rate	3.875%	3.875%	3.875%
€500 million 3.750% bonds due 2044
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 578			$ 0
Notional amounts | €		€ 500
Interest rate	3.75%	3.75%	3.75%